DEFERRED RENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Short Term, Deferred Rent	$ 323,000	$ 842,000
Long Term, Deferred Rent	519,000
Troika Design [Member]
Short Term, Deferred Rent	289,000
Long Term, Deferred Rent	$ 293,000
Location	Los Angeles, CA
Mission US [Member]
Short Term, Deferred Rent	$ 34,000
Long Term, Deferred Rent	$ 226,000
Location	Brooklyn, NY